Transactions with related companies and joint venture	12 Months Ended
Dec. 31, 2025
Transactions with related companies and joint venture
Transactions with related companies and joint venture

31.Transactions with related companies and joint venture

(a)	The Group has carried out the following transactions with its related companies and joint venture in the years 2025, 2024 and 2023:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Energy	3,167	3,950	3,669
Supplies, note 28(a)	203	364	1,104

Purchase of:
Dore silver	1,658	992	340
Supplies	293	114	81

Services rendered to:
Administrative and Management services	4,100	3,337	3,539
Operation and maintenance services related to energy transmission	353	292	310

Services received from:
Desorption and smelting	483	406	265

Contributions granted and paid from:
Tinka Resources Ltd.	—	400	—

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	107,714	166,468	146,884
Compañía Minera Coimolache S.A.	10,290	2,422	402
	118,004	168,890	147,286
Joint Venture -
Interest income:
Transportadora Callao S.A., note 29(a)	7	21	23

(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2025	2024
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Compañía Minera Coimolache S.A.	406	669
	406	669
Other receivables, note 7(a)
Transportadora Callao S.A.	1,853	2,279
Compañía Minera Coimolache S.A.	1,173	—
Sociedad Minera Cerro Verde S.A.A.	—	6
	3,026	2,285
	3,432	2,954
Trade and other payables, note 13(a)
Compañía Minera Coimolache S.A.	271	773

Other payables, note 13(a)
Other minor	342	251
	613	1,024

As of December 31, 2025 and 2024, there is no allowance for expected credit losses related to related parties accounts.

(c)	Directors and key personnel −

As of December 31, 2025 and 2024 there were no loans to employees, directors and key personnel.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years ended 2025 and 2024 are presented below:

	2025	2024
	US$(000)	US$(000)

Accounts payable:
Bonus to officers	9,868	8,394
Directors’ remuneration	4,433	4,133
Salaries	1,223	993

Total	15,524	13,520

Payments:
Salaries	15,117	12,093
Directors’ remuneration	4,133	1,939
Total	19,250	14,032

Expenses:
Salaries	15,170	12,138
Directors’ remuneration, note 24	4,433	4,332
Total	19,603	16,470

(d)

The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture (see note 10(c)). This account receivable generates interest at an annual fixed rate of 5.82%.